Business segment information (Tables)	12 Months Ended
Dec. 31, 2024
Business segment information
Schedule of information by business segment

	Exploration			Refining	Marketing
For the year ended December 31, 2024	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	5,655	9,885	22,127	93,515	83,341	27	–	214,550
Intersegment sales	38,546	10,591	2,348	31,480	819	268	(84,052)	–
Excise taxes	–	–	–	(784)	(18,156)	–	–	(18,940)
Revenues from sales	44,201	20,476	24,475	124,211	66,004	295	(84,052)	195,610
Operating expenses	(19,124)	(15,530)	(22,936)	(120,424)	(63,551)	(1,010)	84,052	(158,523)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,001)	(1,251)	(344)	(1,442)	(870)	(117)	–	(12,025)
Net income (loss) from equity affiliates and other items	325	2,051	(837)	(114)	1,457	92	–	2,974
Tax on net operating income	(8,466)	(1,073)	(255)	(414)	(526)	89	–	(10,645)
Adjustments(a)	(1,069)	(196)	(2,070)	(343)	1,154	(59)	–	(2,583)
Adjusted net operating income	10,004	4,869	2,173	2,160	1,360	(592)	–	19,974
Adjustments(a)								(2,583)
Net cost of net debt								(1,360)
Non-controlling interests								(273)
NET INCOME - TotalEnergies SHARE								15,758
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

	Exploration			Refining	Marketing
For the year ended December 31, 2024	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	9,225	3,912	5,328	1,896	1,190	199	–	21,750
Total divestments	840	425	1,431	366	1,328	28	–	4,418
Cash flow from operating activities	17,388	5,185	2,972	3,808	2,901	(1,400)	–	30,854

	Exploration			Refining	Marketing
For the year ended December 31, 2023	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	6,561	12,086	27,337	101,203	89,909	32	–	237,128
Intersegment sales	42,595	14,789	4,126	36,581	631	206	(98,928)	–
Excise taxes	–	–	–	(841)	(17,342)	–	–	(18,183)
Revenues from sales	49,156	26,875	31,463	136,943	73,198	238	(98,928)	218,945
Operating expenses	(20,355)	(21,569)	(28,763)	(130,899)	(70,497)	(878)	98,928	(174,033)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,493)	(1,288)	(281)	(1,685)	(905)	(110)	–	(12,762)
Net income (loss) from equity affiliates and other items	(307)	2,194	(345)	(42)	2,208	(28)	–	3,680
Tax on net operating income	(10,095)	(810)	(394)	(938)	(1,246)	271	–	(13,212)
Adjustments(a)	(1,036)	(798)	(173)	(1,275)	1,300	(84)	–	(2,066)
Adjusted net operating income	10,942	6,200	1,853	4,654	1,458	(423)	–	24,684
Adjustments(a)								(2,066)
Net cost of net debt								(1,108)
Non-controlling interests								(126)
NET INCOME - TotalEnergies SHARE								21,384
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

	Exploration			Refining	Marketing
For the year ended December 31, 2023	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	12,378	3,410	5,497	2,149	1,273	153	–	24,860
Total divestments	5,118	290	661	196	2,132	9	–	8,406
Cash flow from operating activities	18,531	8,442	3,573	7,957	1,957	219	–	40,679

	Exploration			Refining	Marketing
For the year ended December 31, 2022	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	9,942	21,300	27,453	121,618	100,661	25	–	280,999
Intersegment sales	55,190	17,075	3,353	45,857	1,433	248	(123,156)	–
Excise taxes	–	–	–	(737)	(16,952)	–	–	(17,689)
Revenues from sales	65,132	38,375	30,806	166,738	85,142	273	(123,156)	263,310
Operating expenses	(24,521)	(29,982)	(29,217)	(156,897)	(81,746)	(1,329)	123,156	(200,536)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,115)	(1,208)	(194)	(1,533)	(1,033)	(138)	–	(12,221)
Net income (loss) from equity affiliates and other items	(9,943)	978	1,788	885	(20)	288	–	(6,024)
Tax on net operating income	(17,445)	(1,574)	(138)	(2,544)	(787)	281	–	(22,207)
Adjustments(a)	(12,371)	(4,580)	2,070	(653)	6	(362)	–	(15,890)
Adjusted net operating income	17,479	11,169	975	7,302	1,550	(263)	–	38,212
Adjustments(a)								(15,890)
Net cost of net debt								(1,278)
Non-controlling interests								(518)
NET INCOME - TotalEnergies SHARE								20,526
(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

	Exploration			Refining	Marketing
For the year ended December 31, 2022	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	10,646	1,249	5,226	1,391	1,186	104	–	19,802
Total divestments	807	2,301	1,126	214	222	16	–	4,686
Cash flow from operating activities	27,654	9,604	66	8,663	3,124	(1,744)	–	47,367

Schedule of detail of the adjustment items

Adjustments to net operating income

For the year ended December 31, 2024	Exploration &	Integrated	Integrated	Refining &	Marketing &
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	–	(276)	(110)	–	(386)
Effect of changes in fair value	–	(84)	(864)	–	–	–	(948)
Restructuring charges	–	–	(11)	(6)	(10)	–	(27)
Asset impairment and provisions charges	(982)	(10)	(965)	(4)	(17)	–	(1,978)
Gains (losses) on disposals of assets	54	–	29	(11)	1,300	–	1,372
Other items	(141)	(102)	(259)	(46)	(9)	(59)	(616)
TOTAL	(1,069)	(196)	(2,070)	(343)	1,154	(59)	(2,583)

Adjustments to net operating income

For the year ended December 31, 2023	Exploration &	Integrated	Integrated	Refining &	Marketing &
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	–	(586)	(108)	–	(694)
Effect of changes in fair value	–	(547)	559	–	–	–	12
Restructuring charges	–	–	(5)	(51)	–	–	(56)
Asset impairment and provisions charges(a)	(926)	(124)	(773)	(359)	(115)	–	(2,297)
Gains (losses) on disposals of assets(b)	431	–	–	–	1,616	–	2,047
Other items(c)	(541)	(127)	46	(279)	(93)	(84)	(1,078)
TOTAL	(1,036)	(798)	(173)	(1,275)	1,300	(84)	(2,066)

(a)	Refer to Note 3.C “Asset impairment”
(b)	Refer to Note 6.1 “Other income and other expense”
(c)	"Other items" include $0.4 billion of revaluation of the previously held share of Total Eren and $(1.5) billion mainly consisting of the impacts of the European solidarity contribution, the contribution on inframarginal annuity in France and the devaluation of the Argentine peso.

Adjustments to net operating income

For the year ended December 31, 2022	Exploration &	Integrated	Integrated	Refining &	Marketing &
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	–	–	–	337	194	–	531
Effect of changes in fair value	–	340	798	–	–	–	1,138
Restructuring charges	–	–	(41)	–	(14)	–	(55)
Asset impairment and provisions charges(a)	(11,157)	(4,460)	(21)	–	(112)	(9)	(15,759)
Gains (losses) on disposals of assets	–	–	1,450	–	–	–	1,450
Other items(b)	(1,214)	(460)	(116)	(990)	(62)	(353)	(3,195)
TOTAL	(12,371)	(4,580)	2,070	(653)	6	(362)	(15,890)

(a)	Of which $(14,756) million relate to the impairment and provisions charges on the assets of the Company in Russia.
(b)	Other items represented $(3.2) billion in 2022, consisting of $(1.7) billion related to windfall taxes levied by governments (European Solidarity Contribution, French Electricity Generation Infra-Marginal Income Contribution, effect on deferred tax of Energy Profits Levy in the United Kingdom), $(1) billion as a consequence of the conflict in Ukraine (grant of fuel discounts to French customers in the context of price increase, foreign exchange losses due to volatility in Russian ruble-U.S. dollar and euro exchange rates), and $(0.5) billion mainly related to provisions for onerous contracts.”